Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
9. Financial assets at fair value through profit or loss
9.1. Debt securities

	December 31, 2020	December 31, 2019

Government securities	915,323	70,617
Private securities - Corporate bonds	27,438	127,432
BCRA Liquidity Bills	—	5,424,513

TOTAL	942,761	5,622,562

9.2.	Derivatives
The Group uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure of foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (net settled in pesos).
The Group recognizes the put option in respect of the Bank’s right to sell its equity interest in Prisma Medios de Pago S.A. to the buyer (Al Zenith (Netherlands) B.V) on December 30, 2021. Such option was measured at fair value, determined by management using a report prepared by third party appraisers (see Note 40).

	December 31, 2020	December 31, 2019
Foreign Currency Forwards	2,695,749	3,209,511
Put Option - Prisma Medios de Pago S.A.	1,182,000	932,562
Interest Rate Swaps	—	6,175

TOTAL	3,877,749	4,148,248

The notional amounts of the foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as the case may be, as well as the notional amounts of interest rate swaps are reported below:

	December 31, 2020	December 31, 2019
Foreign Currency Forwards

Foreign currency forward purchases - US$	1,011,403	618,497
Foreign currency forward sales - US$	978,794	620,956
Foreign currency forward sales - Euros	6,834	1,804
Foreign currency forward purchases - Euros	—	35

Interest rate swaps

Fixed rate for floating rate	—	1,500,050
Floating rate for fixed rate	—	92,463
Definitions
:
Floating rate: BADLAR RATE (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
9.3.	Equity instruments

	December 31, 2020	December 31, 2019
Prisma Medios de Pago S.A. (1)	6,033,808	4,129,157
Mercado de Valores de Buenos Aires S.A.	154,000	109,423
BYMA-Bolsas y Mercados Argentinos S.A.	136,274	85,576
Investment Funds	1,471,868	1,329,517

TOTAL	7,795,950	5,653,673

(1)
This balance corresponds to the amount of 10,805,542 shares held in Prisma Medios de Pago S.A., representing 5.44% of such company’s capital stock. Such equity interest was measured at fair value, which management estimated using a report prepared by independent appraisers.

On February 1, 2019, the transfer of 2,344,064 registered, common shares with a nominal value of $ 1 each and one vote per share, was made for the benefit AI Zenith (Netherlands) B.V. (company related to Advent International Global Private Equity).
In accordance with the provisions of the Offer for the purchase of those shares by AI Zenith (Netherlands) B.V., and accepted by the Bank, the total estimated price was US$ 78,265,273, out of which, on February 1, 2019, the Bank received US$ 46,457,210, and the unpaid balance shall be deferred over the following 5 (five) years and settled as follows: (i) 30% of that amount shall be paid in pesos, adjusted by Reference Stabilization Coefficient
-an
index based on
CPI-
(CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
On July 22, 2019, the Entity completed the assessment of the selling price of the shares. Such price amounts to US$ 76,947,895.33. The difference between the final price and the estimated price was discounted from the outstanding balance; therefore, the Bank did not have to return the funds it had received. The selling terms include a put option, by which the Bank can sell the remaining interests in Prima Medios de Pago S.A. to the buyer on December 30, 2021.
The other payment conditions have remained unaltered.
As a consequence of this transaction, a profit of 5,202,018 was recognized in “Other operating income” in the year ended December 31, 2019 (Note 34).